T. ROWE PRICE Retirement 2035 Fund
August 31, 2021 (Unaudited)

Portfolio of Investments
(1)
(1)
$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
BOND MUTUAL FUNDS 14 .8%
T. Rowe Price Funds:
New Income Fund  862,575 48,097 26,898 91,030,757 895,743
International Bond Fund (USD
Hedged)  291,879 2,793 9,488 28,089,411 286,512
U.S. Treasury Long-Term Index
Fund  242,221 8,474 10,444 21,908,755 258,742
Dynamic Global Bond Fund  209,284 19,813 6,758 22,009,521 216,134
High Yield Fund  137,321 2,195 6,001 20,039,235 134,664
Emerging Markets Bond Fund  138,756 2,049 13,170 11,316,196 129,457
Limited Duration Inflation
Focused Bond Fund  152,049 357 39,485 20,887,130 114,461
Floating Rate Fund  93,643 4,310 3,218 9,906,446 94,607
Total Bond Mutual Funds (Cost $ 2,087,804 ) 2,130,320
EQUITY MUTUAL FUNDS 83 .3%
T. Rowe Price Funds:
Value Fund  2,382,822 866 74,684 45,976,046 2,368,226
Growth Stock Fund (2) 2,087,772 16,749 52,363 19,081,077 2,250,422
Equity Index 500 Fund  1,613,206 27,014 67,707 13,867,017 1,659,743
International Value Equity Fund  995,124 365 39,391 58,256,260 939,674
Overseas Stock Fund  952,291 5,339 35,558 67,315,084 910,100
International Stock Fund  902,920 313 39,057 37,401,310 850,880
Mid-Cap Growth Fund  471,299 162 14,345 3,710,934 484,128
Mid-Cap Value Fund  522,152 172 38,022 13,014,518 453,035
Emerging Markets Stock Fund  495,800 165 33,770 7,752,000 418,298
Small-Cap Stock Fund  345,876 115 9,297 4,634,732 345,797
Real Assets Fund  330,356 4,118 13,341 21,603,857 320,601
Small-Cap Value Fund  323,338 111 10,637 4,937,766 317,005
New Horizons Fund (2) 265,056 87 6,233 3,007,850 293,717
Emerging Markets Discovery
Stock Fund  188,758 58,286 2,301 14,885,591 240,105
U.S. Large-Cap Core Fund  167,627 69 7,120 4,605,560 171,511
Total Equity Mutual Funds (Cost $ 6,667,375 ) 12,023,242
OTHER MUTUAL FUNDS 0 .0%
T. Rowe Price Funds:
Transition Fund (2) 1,881 25,365 24,999 23,190 2,250
Total Other Mutual Funds (Cost $ 2,249 ) 2,250

T. ROWE PRICE Retirement 2035 Fund

$ Value
5/31/21
$ Purchase
Cost
$ Sales
Cost Shares
$ Value
8/31/21
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 1 .9%
T. Rowe Price Funds:
U.S. Treasury Money Fund,
0.06% (3) 258,641 212,124 190,397 280,367,851 280,368
Total Short-Term Investments (Cost $ 280,368 ) 280,368
Total Investments in Securities 100.0%
(Cost $9,037,796) $ 14,436,180
Other Assets Less Liabilities 0.0% 2,314
Net Assets 100.0% $ 14,438,494
(1) Each underlying Price Fund is an affiliated company; the fund is invested in the Z
Class of each underlying Price Fund, except for the Transition Fund, if held, which is a single class fund. Additional information about each underlying Price
Fund is available by calling 1-877-495-1138 and at www.troweprice.com.
(2) Non-income producing
(3) Seven-day yield

T. ROWE PRICE Retirement 2035 Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 74 MSCI EAFE Index contracts 9/21 (8,700) $ 72
Short, 910 Russell 2000 E-Mini Index contracts 9/21 (103,340) 2,184
Short, 362 S&P 500 E-Mini Index contracts 9/21 (81,821) (4,170)
Net payments (receipts) of variation margin to date 1,798
Variation margin receivable (payable) on open futures contracts $ (116)

T. ROWE PRICE Retirement 2035 Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the three months ended August 31, 2021.
Net realized gain (loss), investment income, and change in net unrealized gain/loss reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Funds:
Dynamic Global Bond Fund  $ (7) $ (6,205) $ 1,879
Emerging Markets Bond Fund  (660) 1,822 1,745
Emerging Markets Discovery Stock Fund  597 (4,638) —
Emerging Markets Stock Fund  19,053 (43,897) —
Equity Index 500 Fund  31,581 87,230 5,708
Floating Rate Fund  (66) (128) 1,083
Growth Stock Fund  55,198 198,264 —
High Yield Fund  74 1,149 1,887
International Bond Fund (USD Hedged)  104 1,328 1,466
International Stock Fund  16,486 (13,296) —
International Value Equity Fund  4,982 (16,424) —
Limited Duration Inflation Focused Bond Fund  345 1,540 —
Mid-Cap Growth Fund  9,179 27,012 —
Mid-Cap Value Fund  9,465 (31,267) —
New Horizons Fund  6,381 34,807 —
New Income Fund  395 11,969 4,319
Overseas Stock Fund  11,349 (11,972) —
Real Assets Fund  1,452 (532) —
Small-Cap Stock Fund  6,668 9,103 —
Small-Cap Value Fund  4,675 4,193 —
Transition Fund  2 3 —
U.S. Large-Cap Core Fund  1,123 10,935 —
U.S. Treasury Long-Term Index Fund  (1,634) 18,491 1,255
Value Fund  40,432 59,222 —
U.S. Treasury Money Fund, 0.06% — — 42
Totals $ 217,174 # $ 338,709 $ 19,384 +
# Capital gain distributions from mutual funds represented $0 of the net realized gain (loss).
+ Investment income comprised $19,384 of income distributions from underlying Price Funds.

T. ROWE PRICE Retirement 2035 Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Retirement 2035 Fund (the fund) is registered under the Investment
Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards
Board Accounting Standards Codification Topic 946. The accompanying Portfolio of
Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
The fund’s financial instruments are valued at the close of the New York Stock Exchange
(NYSE), normally 4 p.m. ET, each day the NYSE is open for business. The fund’s financial instruments are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Investments in the underlying
Price Funds are valued at their closing net asset value per share on the day of valuation.
Futures contracts are valued at closing settlement prices.
The T. Rowe Price Valuation Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of
Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with GAAP and the 1940 Act. Subject to oversight by the Board, the
Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions; evaluates the service and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date

T. ROWE PRICE Retirement 2035 Fund

Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund's own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values. On August 31, 2021, all of the fund's financial instruments were classified as Level 1, based on the inputs used to determine their fair values.
F158-054Q1 08/21